Retirement Benefits - Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 823	$ 918
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	0	0
Current liabilities	0	0
Long-term liabilities	(269)	(327)
Net amount recognized	(269)	(327)
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	822	916
Current liabilities	0	0
Long-term liabilities	0	0
Net amount recognized	822	916
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	1	2
Current liabilities	(24)	(23)
Long-term liabilities	(629)	(504)
Net amount recognized	(652)	(525)
Postretirement Benefits Other than Pension - U.S.
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(30)	(35)
Long-term liabilities	(300)	(322)
Net amount recognized	(330)	(357)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	(7)	(6)
Long-term liabilities	(96)	(99)
Net amount recognized	$ (103)	$ (105)